Shareholders' Equity - Components of Company's Regulatory Capital Requirements Under Banking Regulations (Detail) (Parenthetical)	Dec. 31, 2021
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Stress capital buffer requirement	2.5